Note 5 - Loans and Related Allowance for Loan and Lease Losses - Classes of the Loan Portfolio Summarized by Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans	$ 981,691	$ 1,104,085
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	111,470	103,121
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	283,618	309,424
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	31,189	39,562
Residential Portfolio Segment [Member]
Loans	240,089	233,995
Commercial And Industrial [Member]
Loans	148,812	232,044
Home Equity Lines of Credit [Member]
Loans	104,355	112,543
Construction and Other [Member]
Loans	54,148	63,573
Consumer Portfolio Segment [Member]
Loans	8,010	9,823
Pass [Member]
Loans	912,229	1,030,290
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	104,217	93,939
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	230,672	258,974
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	31,189	39,562
Pass [Member] | Residential Portfolio Segment [Member]
Loans	237,132	230,944
Pass [Member] | Commercial And Industrial [Member]
Loans	143,911	227,765
Pass [Member] | Home Equity Lines of Credit [Member]
Loans	103,296	111,208
Pass [Member] | Construction and Other [Member]
Loans	53,807	58,082
Pass [Member] | Consumer Portfolio Segment [Member]
Loans	8,005	9,816
Special Mention [Member]
Loans	8,527	10,132
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	2,400	7,084
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	3,038	983
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	0	0
Special Mention [Member] | Residential Portfolio Segment [Member]
Loans	0	265
Special Mention [Member] | Commercial And Industrial [Member]
Loans	2,748	1,800
Special Mention [Member] | Home Equity Lines of Credit [Member]
Loans	0	0
Special Mention [Member] | Construction and Other [Member]
Loans	341	0
Special Mention [Member] | Consumer Portfolio Segment [Member]
Loans	0	0
Substandard [Member]
Loans	60,935	63,663
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	4,853	2,098
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	49,908	49,467
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	0	0
Substandard [Member] | Residential Portfolio Segment [Member]
Loans	2,957	2,786
Substandard [Member] | Commercial And Industrial [Member]
Loans	2,153	2,479
Substandard [Member] | Home Equity Lines of Credit [Member]
Loans	1,059	1,335
Substandard [Member] | Construction and Other [Member]
Loans	0	5,491
Substandard [Member] | Consumer Portfolio Segment [Member]
Loans	5	7
Doubtful [Member]
Loans	0	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	0	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	0	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	0	0
Doubtful [Member] | Residential Portfolio Segment [Member]
Loans	0	0
Doubtful [Member] | Commercial And Industrial [Member]
Loans	0	0
Doubtful [Member] | Home Equity Lines of Credit [Member]
Loans	0	0
Doubtful [Member] | Construction and Other [Member]
Loans	0	0
Doubtful [Member] | Consumer Portfolio Segment [Member]
Loans	$ 0	$ 0